Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Accounts receivable, gross	4,477.5	3,023.0
Allowance for credit losses	—	—
Accounts receivable, net	4,477.5	3,023.0